UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: February 28, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

Smith Barney Investment Trust

Smith Barney Intermediate Maturity

New York Municipals Fund

FORM- NQ

February 28, 2005

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
LONG-TERM INVESTMENTS - 93.5%
Education - 31.1%
$1,000,000	AA-	City University of New York COP, John Jay College, 6.000% due 8/15/06	$1,045,140
710,000	A-	Hempstead Town Industrial Development Agency, Civic Facility Revenue, Adelphi University, 5.250% due 2/1/14	759,586
860,000	Aaa*	Huntington Union Free School District, FGIC-Insured, 5.500% due 7/15/11	966,760
		Nassau County Industrial Development Agency, Civic Facility Revenue, Refunded, (Hofstra University Project), MBIA-Insured:
1,250,000	AAA	5.250% due 7/1/13	1,400,075
2,000,000	AAA	5.250% due 7/1/14	2,249,280
		New York State Dormitory Authority, Revenue Bonds:
		City University System:
2,000,000	AAA	Consolidated Second General Resolution, FGIC-Insured, 5.000% due 7/1/16	2,146,680
2,400,000	AAA	Refunded, Series C, AMBAC-Insured, 5.750% due 7/1/12 (b)	2,752,920
640,000	Aaa*	New York Law School, AMBAC-Insured, 5.200% due 7/1/08	688,454
5,190,000	AAA	New York University, Series A, AMBAC-Insured, 5.500% due 7/1/11 (b)	5,849,649
1,370,000	AAA	NYSARC, Inc.,	1,491,588
		Series A, FSA-Insured, 5.000% due 7/1/12 Series B:
3,500,000	AA-	5.250% mandatory put at par 5/15/12 (b)	3,826,095
3,500,000	AAA	FGIC-Insured, 5.250% mandatory put at par 5/15/12 (b)	3,860,885
500,000	AAA	Siena College, MBIA-Insured, 5.000% due 7/1/10	545,020
1,100,000	AA	St. Thomas Aquinas, 5.000% due 7/1/14	1,164,713
		State University Dormitory Facilities, Lease Revenue:
4,230,000	AA-	5.250% due 7/1/13 (b)	4,661,502
1,250,000	AA-	5.375% due 7/1/14	1,383,250
1,595,000	AAA	State University Educational Facilities, Series B, FSA-Insured, 5.250% due 5/15/13	1,783,944
		Third General Resolution:
5,000,000	AA-	5.250% due 11/15/13 (b)	5,497,300
4,950,000	AAA	IBC/MBIA-Insured, 5.250% due 11/15/12 (b)	5,544,198
725,000	AAA	Yeshiva University, AMBAC-Insured, 5.375% due 7/1/15	796,775

			48,413,814

Finance - 4.1%
		City of Troy Municipal Assistance Corp., MBIA-Insured:
		Series A:
1,080,000	AAA	5.000% due 1/15/08	1,141,312
1,100,000	AAA	5.000% due 1/15/16	1,154,802
1,990,000	AAA	Series B, zero coupon due 1/15/19	1,104,669
		New York City Transitional Finance Authority Revenue, Future Tax Secured:
1,600,000	AAA	Series B, MBIA-Insured, 5.250% due 5/1/12	1,785,584
1,000,000	AA+	Series C, 5.375% due 2/1/15	1,105,190

			6,291,557

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
General Obligation - 16.0%
		Buffalo GO:
$575,000	AAA	General Improvements, Series A, FSA-Insured, 4.500% due 11/15/14	$603,974
1,390,000	AAA	Parking Revenue, Series C, FSA-Insured, 4.500% due 11/15/14	1,460,042
1,540,000	AAA	Series B, FSA-Insured, 4.750% due 2/1/16	1,657,163
1,000,000	AAA	Erie County GO, Public Improvement, Series A, FGIC-Insured, 5.750% due 10/1/11	1,122,310
1,000,000	BBB+	Monroe County GO, Public Improvement, 6.000% due 3/1/18	1,185,480
1,000,000	AAA	Nassau County GO, Combined Sewer Districts, Series E, MBIA-Insured, 5.400% due 5/1/10	1,103,350
		New York City GO:
1,000,000	AAA	Series B, IBC/MBIA-Insured, 4.900% due 8/1/09	1,071,950
1,750,000	A	Series J, 5.000% due 6/1/09	1,873,287
435,000	AAA	Niagara County GO, Environmental Infrastructure, Series A, MBIA-Insured, 5.250% due 8/15/13	487,222
630,000	Aaa*	Nyack GO, Union Free School District, FGIC-Insured, 5.250% due 12/15/15	716,745
5,000,000	AAA	Puerto Rico Commonwealth GO, Public Improvement, Series B, FGIC-Insured, 5.500% due 7/1/12 (b)	5,679,200
		Pulaski GO, Center School District, FGIC-Insured:
445,000	Aaa*	5.000% due 6/15/11	488,388
780,000	Aaa*	5.000% due 6/15/12	856,713
		Suffolk County GO, Series A:
1,000,000	AAA	FGIC-Insured, 5.250% due 8/1/13	1,119,560
1,880,000	AAA	Public Improvement, Refunded, MBIA-Insured, 5.250% due 4/1/13	2,085,879
		Yonkers GO, FGIC-Insured:
1,125,000	AAA	Series A, 5.000% due 9/1/14	1,196,033
2,050,000	AAA	Series C, 5.000% due 6/1/15	2,192,926

			24,900,222

Government Facilities - 4.9%
		New York State Urban Development Corp., Revenue Bonds, Series A:
5,000,000	AA-	5.500% due 1/1/17 (b)	5,503,450
1,900,000	AA-	Correctional Facilities, 6.500% due 1/1/09	2,129,178

			7,632,628

Hospitals - 2.8%
500,000	AAA	East Rochester Housing Authority Revenue, North Park Nursing Home, GNMA -Collateralized, 4.350% due 10/20/11	527,055
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	AA-	Mental Health Services Facilities Improvement, 6.000% due 2/15/12	1,129,340
1,500,000	AAA	Municipal Health Facilities Improvement Program, Series 1, FSA-Insured, 5.500% due 1/15/14	1,656,315
1,000,000	AAA	Presbyterian Hospital, Series A, AMBAC/FHA-Insured, 5.500% due 2/15/07	1,054,000

			4,366,710

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Industrial Development - 4.5%
$535,000	NR	Amherst Industrial Development Agency, Lease Revenue, Multi-Surface Rink Complex, Series A, 5.050% due 10/1/05 (c)	$544,068
		New York City IDA, Civil Facilities Revenue:
600,000	AAA	New York University Project, AMBAC-Insured, 4.125% due 7/1/11	629,436
500,000	Baa1*	YMCA Greater NY Project, 6.000% due 8/1/07	526,275
605,000	AA-	Onondaga County IDA, (Syracuse Home Association Project), 5.000% due 12/1/13	644,095
1,000,000	AA	Syracuse IDA, Civic Facilities Revenue, (Crouse Health Inc. Project), 5.000% due 1/1/10	1,035,010
		Troy NY IDA, Civic Facility Revenue, Rensselaer Polytechnic Institution, Series A:
1,150,000	A+	5.500% due 9/1/11	1,284,700
1,100,000	A+	5.500% due 9/1/12	1,231,615
1,000,000	A+	5.500% due 9/1/13	1,121,040

			7,016,239

Life Care Systems - 0.0%
35,000	AA	New York State Dormitory Authority Revenue, Hebrew Home for the Aged, FHA-Insured, 5.625% due 2/1/17	36,684

Miscellaneous - 5.2%
1,350,000	BBB+	Albany Parking Authority Revenue, Series B, 5.250% due 10/15/12	1,427,098
500,000	A	Capital District Youth Center, Lease Revenue, LOC-Keybank N.A., 6.000% due 2/1/17	530,240
1,450,000	AA+	New York City Transitional Finance Authority Revenue, Future Tax Secured, Series A, 4.750% due 11/15/16	1,517,034
275,000	Aaa*	North Hempstead, FGIC-Insured, 5.000% due 5/15/12	300,856
1,395,000	AAA	Suffolk County Judicial Facilities Agency, Service Agreement Revenue, John P. Cohalan Complex, AMBAC-Insured, 5.750% due 10/15/11	1,557,908
		Virgin Islands Public Finance Authority Revenue, Sr. Lien, Series A:
1,580,000	BBB	5.300% due 10/1/11	1,666,916
1,000,000	BBB	5.500% due 10/1/13	1,059,900

			8,059,952

Pollution Control - 0.5%
750,000	BBB	Essex County Industrial Development Agency PCR, (International Paper Co. Projects), 5.700% due 7/1/16 (d)	814,552

Transportation - 14.6%
		Metropolitan Transportation Authority of New York:
		Dedicated Tax Fund, Series A:
3,000,000	AAA	FGIC-Insured, 5.250% due 11/15/11 (b)	3,347,010
2,000,000	AAA	FSA-Insured, 5.500% due 11/15/13 (b)	2,264,960
		Service Contract, Refunded, Series A:
1,500,000	AA-	5.500% due 1/1/15	1,694,280
1,000,000	AAA	FGIC-Insured, 5.000% due 7/1/12	1,098,880
		New York State Thruway Authority:
1,545,000	AA-	General Revenue, Series E, 5.000% due 1/1/16	1,630,655

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Transportation - 14.6% (continued)
		Highway & Bridge Transportation Fund:
$1,000,000	AAA	Series A, FGIC-Insured, 5.500% due 4/1/16	$1,108,020
1,500,000	AAA	Series B, MBIA-Insured, 5.250% due 4/1/11	1,663,335
1,600,000	AAA	Niagara Falls Bridge Commission, Toll Revenue, Series B, FGIC-Insured, 5.250% due 10/1/15	1,784,272
		Port Authority of New York & New Jersey, Special Obligation Revenue:
1,000,000	NR	4th Installment, (Special Project), 6.750% due 10/1/11 (d)	1,063,570
3,000,000	AAA	FGIC-Insured, 5.500% due 11/15/11 (b)(d)	3,353,520
		JFK International Airport Terminal 6, MBIA-Insured:
1,000,000	AAA	6.000% due 12/1/07 (d)	1,071,590
415,000	AAA	6.250% due 12/1/10 (d)	464,729
2,000,000	AA-	Triborough Bridge & Tunnel Authority Revenue, General Purpose, Series A, 5.250% due 1/1/14	2,193,020

			22,737,841

Utilities - 3.9%
		Long Island Power Authority, Electric System Revenue:
2,000,000	AAA	MBIA-Insured, 5.250% due 4/1/10	2,153,840
1,000,000	AAA	Series A, FSA-Insured, 5.000% due 12/1/15	1,067,860
2,500,000	A-	Series B, 5.250% due 6/1/13 (b)	2,737,700

			5,959,400

Water & Sewer - 5.9%
3,250,000	AAA	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Series D, MBIA-Insured, 5.000% due 6/15/15 (b)	3,472,690
		New York State Environmental Facilities Corp., Clean Water & Drinking:
395,000	AAA	5.250% due 6/15/14	425,771
605,000	AAA	Call 6/15/08 @ 101, 5.250% due 6/15/14 (e)	657,877
1,900,000	AAA	Revolving Funds, Series C, 5.250% due 6/15/14	2,096,118
1,390,000	AAA	Suffolk County Southwest Sewer District GO, MBIA-Insured, 6.000% due 2/1/07 (f)	1,477,792
1,000,000	AAA	Suffolk County Water Authority, Waterworks Revenue, Sr. Lien, MBIA-Insured, 5.100% due 6/1/09	1,085,550

			9,215,798

		TOTAL LONG-TERM INVESTMENTS - 93.5% (Cost - $138,184,269)	145,445,397

SHORT-TERM INVESTMENTS - 5.4%
Finance - 1.4%
2,100,000	A-1+	New York City Transitional Finance Authority Revenue, Sub-Series 2A, 1.770% due 11/1/22 (g)	2,100,000

General Obligation - 3.0%
		New York City GO:
		Series H, Sub-Series H-3, FSA-Insured:
500,000	A-1+	1.770% due 8/1/19 (g)	500,000
100,000	A-1+	1.770% due 8/1/21 (g)	100,000
1,000,000	A-1+	1.770% due 8/1/22 (g)	1,000,000

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
General Obligation - 3.0% (continued)
		Sub-Series A-4:
$800,000	A-1+	LOC-Bayerische Landesbank, 1.770% due 8/1/22 (g)	$800,000
1,000,000	A-1+	LOC-Westdeutsche Landesbank, 1.770% due 8/1/23 (g)	1,000,000
300,000	A-1+	Sub-Series A-7, LOC-Morgan Guaranty Trust, 1.770% due 8/1/20 (g)	300,000
1,000,000	A-1+	Sub-Series H-7, LOC-KBC Bank N.V., 1.770% due 3/1/34 (g)	1,000,000

			4,700,000

Miscellaneous - 0.5%
		New York City Transitional Finance Authority Revenue:
300,000	A-1+	Future Tax Secured, Series C, 1.820% due 5/1/28 (g)	300,000
500,000	A-1+	New York City Recovery, Series 1, Sub-Series 1C, 1.820% due 11/1/22 (g)	500,000

			800,000

Water & Sewer - 0.5%
		New York City Municipal Water Finance Authority, Water & Sewer System Revenue:
700,000	A-1+	Fiscal 2003, Sub-Series C-3, 1.770% due 6/15/18 (g)	700,000
100,000	A-1+	Series A, FGIC-Insured, 1.760% due 6/15/25 (g)	100,000

			800,000

		TOTAL SHORT-TERM INVESTMENTS - 5.4% (Cost - $8,400,000)	8,400,000

		TOTAL INVESTMENTS - 98.9% (Cost - $146,584,269**)	153,845,397
		Other Assets in Excess of Liabilities - 1.1%	1,664,444

		TOTAL NET ASSETS - 100.0%	$155,509,841

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(e)	Pre-refunded bonds are escrowed with U.S. government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	All of this security is held as collateral for open futures contracts.

(g)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.

**	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,” where 1 is the highest and 3 the lowest ranking within its generic category. Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG-1 — Moody’s highest rating for short-term municipal obligations.

VMIG-1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG-1 rating.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments	ISD — Independent School District
AIG — American International Guaranty	ISO — Independent System Operator
AMBAC — Ambac Assurance Corporation	LOC — Letter of Credit
AMT — Alternative Minimum Tax	MBIA — Municipal Bond Investors Assurance
BAN — Bond Anticipation Notes	Corporation
BIG — Bond Investors Guaranty	MERLOT — Municipal Exempt Receipts Liquidity
CDA — Community Development Authority	Optional Tender
CGIC — Capital Guaranty Insurance Company	MFH — Multi-Family Housing
CHFCLI — California Health Facility Construction Loan Insurance	MSTC — Municipal Securities Trust Certificates
CONNIE LEE — College Construction Loan Insurance	MUD — Municipal Utilities District
Association	MVRICS — Municipal Variable Rate Inverse
COP — Certificate of Participation	Coupon Security
CSD — Central School District	PART — Partnership Structure
CTFS — Certificates	PCFA — Pollution Control Finance Authority
DFA — Development Finance Agency	PCR — Pollution Control Revenue
EDA — Economic Development Authority	PFA — Public Finance Authority
EFA — Educational Facilities Authority	PFC — Public Finance Corporation
ETM — Escrowed to Maturity	PSFG — Permanent School Fund Guaranty
FGIC — Financial Guaranty Insurance	Q-SBLF — Qualified School Bond Loan Fund
Company	Radian — Radian Asset Assurance
FHA — Federal Housing Administration	RAN — Revenue Anticipation Notes
FHLMC — Federal Home Loan Mortgage	RAW — Revenue Anticipation Warrants
Corporation	RDA — Redevelopment Agency
FLAIRS — Floating Adjustable Interest Rate	RIBS — Residual Interest Bonds
Securities	RITES — Residual Interest Tax-Exempt
FNMA — Federal National Mortgage	Securities
Association	SPA — Standby Bond Purchase Agreement
FRTC — Floating Rate Trust Certificates	SWAP — Swap Structure
FSA — Federal Savings Association	SYCC — Structured Yield Curve Certificate
GIC — Guaranteed Investment Contract	TAN — Tax Anticipation Notes
GNMA — Government National Mortgage	TCRS — Transferable Custodial Receipts
Association	TECP — Tax Exempt Commercial Paper
GO — General Obligation	TFA — Transitional Finance Authority
HDA — Housing Development Authority	TOB — Tender Option Bond Structure
HDC — Housing Development Corporation	TRAN — Tax and Revenue Anticipation Notes
HEFA — Health & Educational Facilities	UFSD — Unified Free School District
Authority	UHSD — Unified High School District
HFA — Housing Finance Authority	USD — Unified School District
IBC — Insured Bond Certificates	VA — Veterans Administration
IDA — Industrial Development Authority	VRDD — Variable Rate Daily Demand
IDB — Industrial Development Board	VRDO — Variable Rate Demand Obligation
IDR — Industrial Development Revenue	VRWE — Variable Rate Wednesday Demand
IFA — Industrial Finance Agency	XLCA — XL Capital Assurance
INFLOS — Inverse Floaters

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Intermediate Maturity New York Municipals Fund (“Fund”), a separate non-diversified investment fund of the Smith Barney Investment Trust (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service. These prices are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities, for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith at fair value by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Fund Concentration. Since the fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting New York.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,479,871
Gross unrealized depreciation	(218,743)

Net unrealized appreciation	$7,261,128

At February 28, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Notes	500	3/05	$55,187,500	$55,437,500	$(250,000)

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: April 27, 2005